Leases (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Summary of supplemental information related to operating leases

As of December 31, 2019
RMB
Operating lease right-of-use assets, net	23,873
Operating lease liabilities - current	4,166
Operating lease liabilities - non-current	21,206

Total operating lease liabilities	25,372

Weighted average remaining lease term	5.0 years
Weighted average discount rate	4.35%

Lease, Cost

For the year ended December 31, 2019
RMB
Operating lease expenses	2,157
Short-term lease expenses	2,510
Variable lease expenses	20,813

Total lease expenses	25,480

Right-of-use assets obtained in exchange for operating lease liabilities	26,030

Future minimum lease payments
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2019 is as follows:

As of December 31, 2019
RMB
2020	4,288
2021	6,935
2022	5,024
2023	4,782
2024	4,426
Thereafter	2,970

Total operating lease liabilities	28,425

Less: interest	(3,053)

Present value of operating lease liabilities	25,372

Future minimum payments under non-cancelable operating lease agreements
As of December 31, 2018, prior to the adoption of Topic 842, future minimum payments under non-cancelable operating lease agreements, which are mostly within one year, is as follows:

As of December 31, 2018
RMB
2019	16,634
2020	60
2021 and thereafter	—

Total minimum payments	16,694